Short-term debt (Tables)	12 Months Ended
Dec. 31, 2025
Short-term debt
Schedule of short-term debt

At December 31, 2025 and December 31, 2024, short-term debt consisted of the following:

Short-term debt

in € K

	2025	2024
Borrowings under lines of credit	16,852	1,941
Other	163	158
Short-term debt	17,015	2,099